Deferred Taxes - Schedule of Unrecognised Deferred Tax Asset Balance Roll Forward (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	€ 53,279	€ 48,839	€ 39,370
Temporary difference creation or reversal	(536)	5,734	(15,580)
Change in Tax-losses carried forward	8,556	(1,294)	44,011
Change in tax rate applicable			(113)
Closing balance	€ 61,300	€ 53,279	48,839
Belgium [member] | 34% > 25% [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Change in tax rate applicable			(14,896)
USA [member] | 35% > 23% [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Change in tax rate applicable			€ (3,953)